Consolidated Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.03)	$ (0.09)	$ (0.16)	$ (0.34)
Net loss per common share diluted	$ (0.03)	$ (0.09)	$ (0.16)	$ (0.34)
Weighted Average Number of Shares Outstanding, Basic	57,578,916	41,493,644	56,645,943	34,259,009
Weighted Average Number of Shares Outstanding, Diluted	57,578,916	41,493,644	56,645,943	34,259,009